CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,621	¥ 25,206	¥ 92,684
Restricted cash	200	1,389	1,334
Notes Receivable	539	3,753
Accounts receivable, net	27,477	191,299	397,969
Prepayments and other current assets	16,845	117,269	294,904
Total current assets	48,682	338,916	786,891
Non-current assets:
Investment in associates	718	5,000	5,000
Property and equipment, net	6,592	45,892	62,328
Intangible assets, net	2,835	19,735	13,840
Goodwill	77	537	537
Deferred tax assets	10,625	73,971	46,359
Other non-current assets			435
Operating lease right-of-use assets	16,220	112,921
Total non-current assets	37,067	258,056	128,499
Total assets	85,749	596,972	915,390
Current liabilities:
Short-term bank loans	5,458	38,000	5,000
Accounts payable	11,315	78,776	97,293
Salary and welfare payables	10,864	75,630	65,451
Taxes payable	16,661	115,990	110,529
Deferred revenues	1,627	11,328	36,126
Advances from customers	2,317	16,130	154,731
Accrued expenses and other current liabilities	13,747	95,701	147,940
Derivative liabilities			596
Convertible note	40,000	278,472	242,702
Operating lease liabilities current	5,633	39,219
Total current liabilities	107,622	749,246	860,368
Non-current liabilities:
Long-term borrowing	14,260	99,274
Corporate bond	2,664	18,545
Deferred tax liabilities	25	175	212
Other non-current liabilities	179	1,248
Derivative liabilities non-current	284	1,974
Operating lease liabilities non-current	12,097	84,220
Total non-current liabilities	29,509	205,436	212
Total liabilities	137,131	954,682	860,580
Shareholders' equity (deficiency):
Additional paid-in capital	182,848	1,272,959	1,146,253
Statutory reserve	1,853	12,903	12,903
Accumulated other comprehensive loss	(5,437)	(37,858)	(35,496)
Accumulated deficit	(232,029)	(1,615,338)	(1,077,409)
Total Gridsum's shareholders' equity (deficiency)	(52,731)	(367,101)	46,459
Non-controlling interests	1,349	9,391	8,351
Total shareholders' equity (deficiency)	(51,382)	(357,710)	54,810
Total liabilities and shareholders' equity (deficiency)	85,749	596,972	915,390
Class A Ordinary Shares
Shareholders' equity (deficiency):
Ordinary shares	4	31	31
Class B Ordinary Shares
Shareholders' equity (deficiency):
Ordinary shares	$ 30	¥ 202	¥ 177